SUMMARY OF DETAILED SEGMENT INFORMATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues		$ 18,193,616	$ 8,294,804	[1]
Depreciation and amortization(1)	[2],[3]	2,350,640	1,574,913
Loss from operations		(41,582,907)	(4,168,484)	[1]
Net Loss		(55,251,547)	(4,618,050)
Interest Expense, net		(1,312,476)	(449,566)	[1]
Capital Expenditures
Property and equipment, net		563,131	6,776,116		$ 7,596,990
Total Assets		91,259,627	17,595,407
Total Liabilities		77,304,791	9,609,411
Depreciation and amortisation expense		1,182,413	38,864	[1]
Operating expense		50,222,196	6,925,942	[1]
Education [member]
IfrsStatementLineItems [Line Items]
Revenues		13,555,495	5,192,594
Depreciation and amortization(1)	[2],[3]	1,245,215	426,740
Loss from operations		(31,836,870)	(2,153,975)
Net Loss		(45,358,626)	(2,252,795)
Interest Expense, net		(943,916)	(98,819)
Capital Expenditures
Property and equipment, net		563,131	15,442
Total Assets		88,120,390	5,122,967
Total Liabilities		71,656,141	3,589,315
Operating expense		667,217	0
Education [member] | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense		577,998	426,740
Campus [member]
IfrsStatementLineItems [Line Items]
Revenues		4,638,121	3,102,210
Depreciation and amortization(1)	[2],[3]	1,105,425	1,148,173
Loss from operations		(9,746,037)	(2,014,509)
Net Loss		(9,892,921)	(2,365,255)
Interest Expense, net		(368,560)	(350,747)
Capital Expenditures
Property and equipment, net			6,760,674
Total Assets		3,139,237	12,472,440
Total Liabilities		5,648,650	6,020,096
Operating expense		515,197	38,864
Campus [member] | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense		$ 590,228	$ 1,109,309

[1]	Restatement details in Note 2
[2]	Consists of $577,998 (2021-$426,740) of Education segment depreciation and amortization which is included in cost of revenue and $667,217 (2021-$0) which is included in operating expenses in the accompanying statements of operations
[3]	Consists of $590,228 (2021-$1,109,309) of Campus segment depreciation and amortization which is included in cost of revenue and $515,197 (2021-$38,864) which is included in operating expenses in the accompanying statements of operations